Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Schedule of Disaggregation of Revenue [Line Items]
Revenue - related parties	$ 392,777	$ 295,769	$ 776,373	$ 525,636	$ 893,628	$ 1,163,585
Revenue	386,172	82,549	485,819	282,549	484,521	690,000
Total revenue	778,949	378,318	1,262,192	808,185	1,378,149	1,853,585
Property management [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue - related parties	121,071	192,752	229,767	357,414	547,304	579,083
Revenue	21,172	12,549	40,819	12,549
Development and construction management [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue - related parties	148,806	103,017	214,806	119,514	146,963	94,500
Procurement [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue - related parties				48,708	48,708	237,188
Consulting services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue - related parties	122,900		331,800		150,653
Revenue	365,000	70,000	445,000	270,000	425,000
Related Party [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue - related parties					893,628	1,163,585
Revenue	$ 392,777	$ 295,769	$ 776,373	$ 525,636	893,628	1,163,585
Renovation Management [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue - related parties						252,814
EB-5 immigrant investor services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue						690,000
Property Management [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue					$ 59,521